SCHEDULE OF STOCK BASED COMPENSATION EXPENSE INCLUDED IN THE CONSOLIDATED STATEMENTS OF OPERATIONS RELATED TO ISOs ISSUED (Details) - 2019 Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Share-based Compensation		$ 18,595
Cost of Sales [Member]
Total Share-based Compensation
Selling and Marketing Expense [Member]
Total Share-based Compensation
General and Administrative Expense [Member]
Total Share-based Compensation		$ 18,595